Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Note 16:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2015
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,026,123

Basic earnings per share
Income available to common stockholders		1,770,546	$1.71

Effect of dilutive securities
Stock options		13,469

Diluted earnings per share
Income available to common stockholders	$3,026,123	1,784,015	$1.70

	Year Ended December 31, 2014
	Income	Weighted- Average Shares	Per Share Amount

Net income	$2,972,754

Basic earnings per share
Income available to common stockholders		1,791,888	$1.66

Effect of dilutive securities
Stock options		11,173

Diluted earnings per share
Income available to common stockholders	$2,972,754	1,803,061	$1.65